Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Stock	Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2014	35,872
Begning balance, amount at Dec. 31, 2014	$ 81,227	$ 200	$ 14,832	$ (100,040)	$ (3,781)
Share issuance, shares	2,616
Share issuance, amount	$ 3,727				3,727
Subscriptions		(200)			(200)
Issuance costs				(48)	(48)
Warrants on convertible notes			58		58
Share compensation, shares	4,500
Share compensation, amount			15,784		15,784
Net loss				(17,894)	(17,894)
Ending balance, shares at Dec. 31, 2015	42,988
Ending balance, amount at Dec. 31, 2015	$ 84,954		30,674	(117,981)	(2,353)
Share issuance, shares	2,727
Share issuance, amount	$ 6,147				6,147
Issuance costs
Share compensation, shares	3,400
Share compensation, amount	$ 1,024		8,050		9,074
Net loss				(13,110)	(13,110)
Ending balance, shares at Dec. 31, 2016	49,115
Ending balance, amount at Dec. 31, 2016	$ 92,125		38,724	(131,091)	(241)
Issuance costs
Share compensation, shares	3,260
Share compensation, amount	$ 9,143		(2,846)		6,297
Shares issuance and subscriptions, shares	1,423
Shares issuance and subscriptions, amount	$ 5,757	(718)			5,039
Warrant exercise for shares, shares	549
Warrant exercise for shares, amount	$ 88		(88)
Share issuance for conversion of debt and accrued interest, shares	2,031
Share issuance for conversion of debt and accrued interest, amount	$ 1,083				1,083
Net loss				(13,429)	(13,429)
Ending balance, shares at Dec. 31, 2017	56,378
Ending balance, amount at Dec. 31, 2017	$ 108,196	$ (718)	$ 35,790	$ (144,519)	$ (1,251)